Note 9 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2022
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended March 31,
	2022	2021
Federal
Current	$3,881,166	$1,904,797
Deferred	(478,918)	1,100,368
	3,402,248	3,005,165
State
Current	944,809	554,212
Deferred	(82,821)	238,121
	861,988	792,333
Total	$4,264,236	$3,797,498

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended March 31,
	2022	2021
Income tax expense at U.S. federal statutory rate	21.0%	21.0%
Current year state and local income taxes net of federal income tax benefit	3.7	4.1
Other	(1.4)	(0.1)
Provision for income taxes	23.3%	25.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	March 31,
	2022	2021
Deferred tax liabilities:
Depreciation	$(1,788,033)	$(1,945,788)
LIFO to average cost Section 481(a) adjustment	—	(301,110)
Total deferred tax liabilities	(1,788,033)	(2,246,898)
Deferred tax assets:
Unrealized derivative loss - OCI	3,271,192	3,564,059
Inventory capitalization	98,227	63,468
Postretirement benefits other than pensions	28,893	26,240
Restricted stock compensation	69,122	328,434
Unrealized loss - mark to market derivatives	388,213	94,306
Other	65,681	34,815
Total deferred tax assets	3,921,328	4,111,322
Net deferred tax asset	$2,133,295	$1,864,424